SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   -----

         File No. 33-82264:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._5_                             X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                   -----

         File No. 811-8668:

         Amendment No._7_


         AMERICAN CENTURY MANAGER FUNDS
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64111
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Vice President and
         Associate General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 12/1/94)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   _____  on (date) pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   __X__  on April 1, 1997 pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 28, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended November 30, 1996.

                         AMERICAN CENTURY MANAGER FUNDS
                     1933 Act Post-Effective Amendment No. 5
                            1940 Act Amendment No. 7

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Management, Further Information About American Century, Investment Objective of the Fund, Investment Policies of the Fund, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16        Investment  Advisory  Services,   Transfer  Agent  and  Administrative
          Services, Expense Limitation Agreement, About American Century Manager Funds

17        Portfolio Transactions

18        About American Century Manager Funds

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                  APRIL 1, 1997



                                    AMERICAN
                                     CENTURY
                                      GROUP


                                 Capital Manager


                                 [Front Cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

 Benham Group(R)             American Century Group   Twentieth Century(R) Group

 MONEY MARKET FUNDS            ASSET ALLOCATION &            GROWTH FUNDS
GOVERNMENT BOND FUNDS            BALANCED FUNDS           INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS           SPECIALTY FUNDS

                                Capital Manager





                                   PROSPECTUS
                                  APRIL 1, 1997



                                 Capital Manager


                         AMERICAN CENTURY MANAGER FUNDS


American Century Manager Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our American Century Group that diversifies its investments among U.S. and foreign stocks, bonds and money market instruments is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1997, and filed with the Securities and Exchange Commission (SEC). It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


                        INVESTMENT OBJECTIVE OF THE FUND

-------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL MANAGER FUND
-------------------------------------------------------------------------

Capital Manager's investment objective is to seek to maximize total return (capital appreciation plus dividend income) consistent with prudent investment risk. The fund seeks to achieve this objective by allocating its assets among
(1) U.S. equity securities, (2) U.S. fixed-income securities, (3) money market instruments, (4) foreign equity and fixed-income securities, and (5) securities of companies with substantial gold-related assets and natural resources-linked investments.

   There is no assurance that the fund will achieve its investment objective.


NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


                                TABLE OF CONTENTS

Transaction and Operating Expense Table............................4
Financial Highlights...............................................5


INFORMATION REGARDING THE FUND



Investment Policies of the Fund....................................6
     Investment Objective..........................................6
     Management Approach...........................................6
     Investment Categories.........................................7


Risk Factors and Investment Techniques.............................9
     Equity Securities.............................................9
     Fixed-Income Securities.......................................9
     Foreign Securities............................................9
     Currency Risk................................................10
     Gold Companies and Natural Resources-
     Linked Investments...........................................10


Other Investment Practices, Their Characteristics
     and Risks....................................................10
     Portfolio Turnover...........................................10
     When-Issued and Forward Commitment
     Agreements...................................................10
     Mortgage-Related and Other
     Asset-Backed Securities......................................10
     Borrowing ...................................................11
     Portfolio Lending............................................11
     Rule 144A Securities.........................................11
     Investment Companies.........................................11
     Derivative Securities........................................12
     Cash Management..............................................14
     Other Techniques.............................................14


Performance Advertising...........................................14


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


American Century Investments......................................16
Investing in American Century.....................................16
How to Open an Account............................................16
         By Mail..................................................16
         By Wire..................................................16
         By Exchange..............................................17
         In Person................................................17
     Subsequent Investments.......................................17
         By Mail..................................................17
         By Telephone.............................................17
         By Online Access.........................................17
         By Wire..................................................17
         In Person................................................17
     Automatic Investment Plan....................................17
How to Exchange from One Account to Another.......................17
         By Mail..................................................18
         By Telephone.............................................18
         By Online Access.........................................18
How to Redeem Shares..............................................18
         By Mail..................................................18
         By Telephone.............................................18
         By Check-A-Month.........................................18
         Other Automatic Redemptions..............................18
     Redemption Proceeds..........................................18
         By Check.................................................18
         By Wire and ACH..........................................18
     Redemption of Shares in Low-Balance Accounts.................18
Signature Guarantee...............................................19
Special Shareholder Services......................................19
     Automated Information Line...................................19
     Online Account Access........................................19
     Open Order Service...........................................19
     Tax-Qualified Retirement Plans...............................20
Important Policies Regarding Your Investments.....................20
Reports to Shareholders...........................................21
Employer-Sponsored Retirement Plans and Institutional Accounts....21


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price.......................................................22
     When Share Price is Determined...............................22
     How Share Price is Determined................................22
     Where to Find Information About Share Price..................22
Distributions.....................................................23
Taxes.............................................................23
     Tax-Deferred Accounts........................................23
     Taxable Accounts.............................................23
Management........................................................24
     Investment Management........................................24
     Code of Ethics...............................................25
     Transfer and Administrative Services.........................25
Distribution of Fund Shares.......................................25
Expenses..........................................................26
Further Information About American Century........................26


Prospectus                                                   Table of Contents 3


                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                                               Capital Manager


SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases ......................................      none
Maximum Sales Load Imposed on Reinvested Dividends ...........................      none
Deferred Sales Load ..........................................................      none
Redemption Fee(1) ............................................................      none
Exchange Fee .................................................................      none


ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)


Management Fees (net of expense limitation) ..................................      .46%
12b-1 Fees ...................................................................      none
Other Expenses ...............................................................      .54%
Total Fund Operating Expenses (net of expense limitation) ....................     1.00%


EXAMPLE:


You would pay the following expenses on a                        1 year              $10
$1,000 investment, assuming a 5% annual return and              3 years               32
redemption at the end of each time period:                      5 years               55
                                                               10 years              122



(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Benham Management Corporation (the "manager") has agreed to limit the fund's total operating expenses to specified percentages of the fund's average daily net assets. The agreement provides that the manager may recover amounts absorbed on behalf of the fund during the preceding 11 months if, and to the extent that, for any given month, fund expenses were less than the expense limit in effect at that time. The current expense limit for the fund is 1.00%. Amounts paid by unaffiliated third parties do not apply to this expense limit. This expense limit is subject to annual renewal in June. If the expense limit was not in effect, the fund's Management Fees, Other Expenses and Total Fund Operating Expenses would be as follows, respectively: 0.66%, 0.54% and 1.20%.


The fund pays the manager advisory fees equal to an annualized percentage of the fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the fund. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


4    Transaction and Operating Expense Table        American Century Investments


                              FINANCIAL HIGHLIGHTS
                                 CAPITAL MANAGER



The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
November 30.



                                                                         1996              1995
PER-SHARE DATA



Net Asset Value, Beginning of Year................................      $11.70            $10.00
                                                                     ------------      ------------
Income From Investment Operations
     Net Investment Income........................................         .41               .36
     Net Realized and Unrealized Gain
     on Investment Transactions...................................        1.34              1.62
                                                                     ------------      ------------
     Total From Investment Operations.............................        1.75              1.98
                                                                     ------------      ------------
Distributions
     From Net Investment Income...................................        (.37)             (.28)
     From Net Realized Gains on Investment Transactions...........        (.18)              .--
                                                                     ------------       ----------
     Total Distributions..........................................        (.55)             (.28)
                                                                     ------------       ----------
Net Asset Value, End of Year......................................      $12.90            $11.70
                                                                     ------------      ------------
                                                                     ------------      ------------
     TOTAL RETURN(1)..............................................       15.58%            20.12%



RATIOS/SUPPLEMENTAL DATA


Ratio of Operating Expenses to Average Net Assets(2)..............       1.00%             1.01%
Ratio of Net Investment Income to Average Net Assets(2)...........       3.41%             3.70%
Portfolio Turnover Rate ..........................................         79%              100%
Average Commission Paid per Investment Security Traded............      $.0208            -- (3)
Net Assets, End of Year (in thousands)............................     $82,990           $51,157


(1) Total return figures assume reinvestment of dividends and capital gains distributions, if any.

(2)  The ratios include expenses paid through expense offset arrangements.

(3)  Not computed for period indicated.



Prospectus                                          Financial Highlights       5

                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND


The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE

The fund's investment objective is to seek to maximize total return (capital appreciation plus dividend income) consistent with prudent investment risk. The fund seeks to achieve this objective by allocating its assets among (1) U.S. equity securities, (2) U.S. fixed-income securities, (3) money market instruments, (4) foreign equity and fixed-income securities, and (5) securities of companies with substantial gold-related assets and natural resources- linked investments. There is no assurance that the fund will achieve its investment objective.

MANAGEMENT APPROACH


The fund has a neutral mix that represents the way the fund's investments will be generally allocated over the long term. Working from the neutral mix, the manager may gradually adjust the fund's investments within their operating ranges to reflect either growth-oriented or defensive strategies. The fund's neutral mix and operating range for each asset class are illustrated in the next column.




                                                NEUTRAL         OPERATING
ASSET CLASS                                       MIX             RANGE
--------------------------------------------------------------------------------
U.S. Equity
Securities (Stocks)                               35%            25-45%
--------------------------------------------------------------------------------
U.S. Fixed-Income
Securities (Bonds)                                35%            25-45%
--------------------------------------------------------------------------------
Money Market Securities
(Short-Term Instruments)                          15%            10-25%
--------------------------------------------------------------------------------
Foreign Equity and
Fixed-Income Securities
(International)                                   12%             5-25%
--------------------------------------------------------------------------------
Gold Companies and
Natural Resources
Linked Investments
(Specialty)                                       3%              0-10%
--------------------------------------------------------------------------------

Under extreme market conditions, the fund may adopt broader ranges for its asset classes as follows: 20-70% in stocks, 20-70% in bonds, 10-40% in short-term
instruments,   0-40%  in  international  securities,   and  0-10%  in  specialty
securities.

This "flexible" investment approach allows the fund to take advantage of performance opportunities as they occur. Fund performance may be affected by a variety of factors, such as interest rate changes, market conditions, economic events, and the manager's skill in allocating assets.

The composition of the asset classes in the neutral mix is designed to create a diversified portfolio emphasizing total return. The fund's diversification reduces the potential risks from any one asset class. No single mutual fund, however, can provide an appropriate balanced investment plan for all investors.

The essence of the fund's diversification strategy is to produce competitive returns and limit volatility by owning assets that have historically responded differently under similar market conditions. As opportunities arise or market conditions warrant, the manager may alter the fund's investment mix and particular securities within each asset class. The manager makes investment decisions for the fund in a two-

6    Information Regarding The Fund                 American Century Investments


tiered process by: (1) determining how the fund's assets should be distributed among asset classes and (2) deciding which securities should be purchased within each asset class.

The manager begins the decision making process by using a quantitative asset allocation model and a market scenario analysis to determine how the fund's investments should be distributed among its five asset classes, without regard to specific securities. This analysis includes consideration of the relative opportunity for capital appreciation of stocks and bonds, dividend yields, and the level of interest rates paid on debt securities of various maturities.

In determining the allocation of assets among U.S. and foreign capital markets, the manager also utilizes several analytical techniques, including historical analysis and projections for economics and markets worldwide.

In selecting securities denominated in foreign currencies, the manager will consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The manager may use forward exchange currency contracts or other hedging techniques to seek to minimize foreign exchange rate risks. See "Currency Risk," page 10.

Periodically, or under extraordinary circumstances, the manager recommends an asset allocation strategy to a committee of senior officers and portfolio managers. Subsequently, the manager works with the portfolio management team within their respective areas of expertise to implement changes to the asset allocation and portfolio holdings.

INVESTMENT CATEGORIES


The types of securities the fund may buy within each asset class and their strategic use in pursuing the fund's objective are illustrated in the table in the next column and are described more fully on the following pages. Risks related to each asset class and specific types of investments are discussed under "Risk Factors and Investment Techniques," page 9. See the Statement of Additional Information for a more detailed discussion of the fund's investment techniques.


--------------------------------------------------------------------------------
ASSET CLASS                    TYPE OF SECURITY           STRATEGIC USE
--------------------------------------------------------------------------------
Stocks                         Large, medium, and         Growth;
                               small capitalization       Growth and
                               stocks traded on           Income
                               U.S. exchanges.
--------------------------------------------------------------------------------
Bonds                          Investment grade           Income
                               corporate and U.S.
                               government debt
                               obligations.
--------------------------------------------------------------------------------
Short-term                     High-grade, short-         Preservation of
                               term government            Capital; Income;
                               and corporate              Liquidity
                               debt instruments.
--------------------------------------------------------------------------------

International                  Stocks: Primarily          Growth;
                               EAFE Index countries       Currency Hedge;
                               (Europe, Australia,        International
                               and the Far East).         Diversification
                               Bonds: Investment-
                               grade corporate and
                               government debt
                               obligations.
--------------------------------------------------------------------------------
Specialty Stocks               Natural resources          Inflation
                               Hedge; (including          Growth
                               gold) stocks;
                               commodity-linked or
                               index-linked notes.
--------------------------------------------------------------------------------


U.S. EQUITY SECURITIES

The fund will generally invest 25-45% of its total assets in common stocks, preferred stocks, convertible securities, and warrants. These investments may include stocks of large, medium, and small capitalization companies located in the United States. In selecting both U.S. and foreign equity securities, the manager considers a variety of factors relating to dividend and cash flow valuation, earnings growth, and the likelihood that earnings will exceed analysts' estimates.

Convertible securities are bonds, preferred stocks, and other securities that may be exchanged or converted into shares of the issuer's underlying common stock at a specific price for a specific time period. The value of convertible securities is linked to the price of the underlying stock and is sensitive to interest rate changes and the credit quality of the issuer.


Prospectus                                 Information Regarding The Fund     7



The fund may buy convertible securities rated, at the time of investment, within the top four rating categories (i.e., investment-grade quality) by a nationally recognized statistical rating organization (a "rating agency") or, if unrated, judged by the manager under the supervision of the Board of Trustees to be of comparable quality.

U.S. FIXED-INCOME SECURITIES

The fund will generally invest 25-45% of its total assets in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities and in debt obligations issued by U.S. corporations. The fund may also invest in instruments described under "Mortgage-Related and Other Asset-Backed Securities," page 10.

The fund may buy debt securities rated, at the time of purchase, investment-grade quality by a rating agency or, if unrated, judged by the manager, under the supervision of the Board of Trustees, to be of comparable quality. The maturities of securities included in this portion of the fund's portfolio will generally range from two to 30 years and may be adjusted depending upon the manager's perception of market and economic conditions.

SHORT-TERM INSTRUMENTS

The fund will normally invest 10-25% of its total assets in high-quality money market instruments with remaining maturities of 13 months or less. Such instruments may include obligations of U.S. or foreign governments, government agencies, and supranational organizations; commercial paper; short-term corporate debt obligations; and high-quality certificates of deposit (including non-U.S. dollar deposits).

The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risks. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Trustees. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.


The fund may invest up to 5% of its total assets in money market funds advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. The manager and its affiliates will waive fees charged to the fund on amounts invested in such money market funds to avoid duplication of expense to fund shareholders. For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term instruments.


FOREIGN EQUITY AND FIXED-INCOME SECURITIES

The foreign securities segment may consist of equity securities of foreign issuers (including common stocks, preferred stocks, warrants, and securities convertible into common stocks) as well as debt securities of foreign issuers (including bonds, notes and other debt securities, and obligations of foreign governments and their political subdivisions). The fund's foreign equity securities are generally issued by developed countries in Europe, Canada, Mexico, Australia, and the Far East. These countries' stock markets are represented in the Morgan Stanley Capital International's EAFE Index ("EAFE Index").

The fund may buy debt securities deemed by a rating agency, at the time of purchase, to be of investment-grade quality or, if unrated, judged by the manager under the supervision of the Board of Trustees to be of comparable quality.

The fund does not intend to invest more than 5% of its net assets in securities of issuers located in developing countries. The fund may also invest in other investment companies as described under "Investment Companies," page 11. The fund will not invest more that 25% of its total assets in securities of issuers located in any one foreign country. The maturities of foreign fixed-income securities included in the fund's portfolio will range from two to 30 years.

The fund may also invest in sponsored or unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), International Depositary Receipts (IDRs), or other similar securities convertible into securities of foreign issuers.

GOLD COMPANIES AND NATURAL RESOURCES-LINKED INVESTMENTS

The fund will generally invest 0-10% of its total assets in stocks of domestic and foreign companies that are engaged in exploring for, mining, processing,


8    Information Regarding The Fund                 American Century Investments


fabricating, or otherwise dealing in gold and other precious metals (such as silver and platinum) or other natural resources. Stocks included in this category must be issued by a company that derives 50% or more of its revenue or net profits from one or more of these activities. This segment may also include structured notes, which are described on page 14.


RISK FACTORS AND INVESTMENT TECHNIQUES


The fund is a convenient way to diversity while seeking total return. Risk exposure to any one asset class is limited by the allocation of the fund's assets among various investment categories. The fund may be appropriate for investors seeking one-stop diversification across various investment categories, both in the U.S. and abroad. The fund works best for long-term investors prepared to ride out the markets' up and downs.

The fund cannot assure that the techniques it uses will be successful. Diversification among asset classes will not necessarily protect the fund from loss; it is possible that several of the fund's asset classes will experience losses simultaneously under certain market conditions.

EQUITY SECURITIES

Equity securities are subject to the risks of stock market investing, including the possibility of sudden or prolonged market declines as well as the risks associated with individual companies. The fund may invest in stocks of companies of large, medium, or small capitalization. Investing in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than are customarily associated with more established companies.

FIXED-INCOME SECURITIES

Fixed-income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Interest rate changes will have a greater effect on the fund if it is heavily invested in long-term or zero-coupon bonds. Fixed-income securities may also be affected by changes in the credit quality of their issuers.

Securities rated in the lowest investment-grade category may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. In the event that an existing holding is downgraded below investment grade, the Fund will seek to dispose of the security, but its ability to do so may be limited by its intention to qualify as a regulated investment company for federal tax purposes.

The fund may purchase zero-coupon bonds ("zeros"), which are debt obligations that do not pay interest periodically. Zeros are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Because interest on zeros is not distributed on a current basis but is, in effect, compounded, zeros tend to be subject to greater market risk than interest-paying securities with similar maturities.

FOREIGN SECURITIES

Foreign securities may present unique investment opportunities; however, overseas investing involves risks not associated with domestic investing. Foreign securities markets are not always as efficient as those in the U.S. and are often less liquid and more volatile.

Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of capital.

The extent of the support of foreign government obligations varies. Some foreign government obligations are direct obligations of the foreign government. The payment of principal and interest is unconditionally guaranteed on certain other foreign government securities. Other foreign government obligations are neither direct obligations of, nor guaranteed by, a foreign government but involve government sponsorship in one way or another, such as specific collateralization or support by the credit of the issuing government agency or instrumentality. Foreign taxes can also affect the fund's performance. For further details, see "Taxes," page 23 and the Statement of Additional Information.

Prospectus                                 Information Regarding The Fund     9


CURRENCY RISK

Currency risk will affect the value of foreign-currency-denominated securities when foreign exchange rates fluctuate. Currency risks are generally higher in lesser developed markets. The fund may, however, engage in foreign currency transactions to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

GOLD COMPANIES AND NATURAL RESOURCES-LINKED INVESTMENTS

When the economy is threatened by inflation, the fund may increase its holdings in gold stocks to benefit from rising commodities prices and offset bond market declines. Based upon historical experience, during periods of economic or financial instability, the prices of securities of companies included in this segment reflect the price volatility of gold and other natural resources. Instability of prices may affect earnings of such companies and may adversely affect the financial condition of such companies. In addition, some companies involved in natural resources businesses may also be subject to the risks generally associated with extraction of natural resources, such as oil spills and as well as be vulnerable to natural disasters including, but not limited to fire, flood, and drought.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS


For additional information regarding investment practices of the fund, see the Statement of Additional Information.

PORTFOLIO TURNOVER

The portfolio turnover rate of the fund is shown in the Financial Highlights table on page 5 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover rate would generate correspondingly greater brokerage commissions which is a cost the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The fund may purchase mortgage pass-through securities, subject to the fund's limits on investments in U.S. fixed-income securities. Mortgage pass-through securities represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are in effect "passed through" to the security holder (minus fees paid to the security's issuer or guarantor). These securities may be subject to prepayment risk.

The primary issuers of mortgage securities are the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Government National Mortgage Association ("GNMA"). Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. Because FNMA and FHLMC have

10   Information Regarding The Fund                American Century Investments


close relationship with the U.S. government, even though their securities are not backed by the full faith and credit of the U.S. government, they are high-quality securities with minimal credit risks.

The fund may also invest in collateralized mortgage obligations. See "Derivative Securities" on page 12 for more details.

BORROWING

The fund may borrow money only for temporary or emergency purposes. Borrowings are not expected to exceed 5% of the fund's total assets.

PORTFOLIO LENDING

In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's total assets taken at market value.

RULE 144A SECURITIES

The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's established criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the manager will consider appropriate remedies to minimize the effect on such fund's liquidity. The fund may not invest more than 15% of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INVESTMENT COMPANIES


The fund has received an exemptive order from the SEC to permit it to invest a portion of its assets in the American Century--Benham European Government Bond Fund (the "EuroBond Fund"), a series of the American Century International Bond Funds, and any future international funds established and advised by the manager.


The manager believes that by investing in foreign securities through investment in funds such as the EuroBond Fund, the fund may achieve economies of scale resulting in lower fees paid to managers skilled in international investing; lower custodial, brokerage and other transactional costs, and enhanced diversification of the fund's assets.

The EuroBond Fund's investment objective is to seek over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities. To avoid paying duplicative fees, the fund will not pay the manager advisory fees for any portion of its assets invested in any fund advised by the manager or its affiliates.

Prospectus                                 Information Regarding The Fund     11


DERIVATIVE SECURITIES

The fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The fund may use derivatives to enhance return and for hedging, not leveraging, purposes. A description of the derivatives that the fund may use and some of their associated risks follows.

The Board of Trustees has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Trustees as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON

The fund may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indexes on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.


For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

The fund will deposit appropriate liquid assets in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash

12   Information Regarding The Fund                 American Century Investments


investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by management may still not result in a successful transaction.
Management may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as ADRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the dollar may be a factor in the overall performance of the fund.

To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

The fund may elect to enter into a forward foreign currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward foreign currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the dollar, a fund may enter into forward foreign currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

The fund will make use of the portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.


If the fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or appropriate liquid assets in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment.


Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward foreign cur-

Prospectus                                 Information Regarding The Fund     13


rency exchange contracts will be successful. In addition, the use of forward foreign currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

WARRANTS

Warrants are instruments issued by a corporation that give the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. The fund may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal on a CMO are paid monthly, quarterly, or semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA.

CMOs are categorized in multiple classes, or "tranches," with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are returned to investors in ascending order of the maturity class they hold.

Floating-rate CMO tranches ("floaters") pay a variable rate of interest that is usually tied to the London Interbank Offered Rate. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure with highly variable cash flows. The yield of any floater is sensitive to the rate of prepayments as well as to the level of the applicable index. Low levels of the index will reduce a floater's yield, while an interest rate cap on the floater will limit the floater's yield when the level of the index is high. Because the rate of interest paid on an inverse floater often varies inversely with a multiple of the index, any change in the index may have an exaggerated effect on the yield of the inverse floater.

STRUCTURED NOTES

The fund may invest up to 5% of its total assets in structured notes whose coupons or principal value is linked to the performance of a particular commodity or index price. Structured notes may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Structured notes may be more volatile than the underlying instrument itself and present many of the same risks as investing in futures and options. Structured notes are also subject to credit risks associated with the issuer of the security. The fund's investment in structured notes is subject to the limits of the fund's investment in gold companies and natural resources-linked investments as well as to considerations related to the Fund's tax status.

CASH MANAGEMENT

The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

OTHER TECHNIQUES

The manager may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations. See the Statement of Additional Information for a more detailed discussion of those investments and some of the risks associated with them.


PERFORMANCE ADVERTISING


From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over


14   Information Regarding The Fund                 American Century Investments


the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner, but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.


The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                 Information Regarding The Fund     15


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS


The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


INVESTING IN AMERICAN CENTURY


The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 21.


HOW TO OPEN AN ACCOUNT


To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 ($1,000 for IRAs). These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 17.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o    Receiving bank and routing number:
     Commerce Bank, N.A. (101000019)

o    Beneficiary (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    Beneficiary account number (BNF ACCT):
     2804918

o    Reference for Beneficiary (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    Originator to Beneficiary (OBI):
     Name and address of owner of account into which you are investing.

o    Bank to Bank Information
     (BBI or Free Form Text):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.

16  How To Invest With American Century Investments American Century Investments


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222.

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 16 and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 22.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our

Prospectus               How To Invest With American Century Investments      17


Investor Services Guide for further information about exchanges.

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line-see page 19) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES


We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 19.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call to request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will

18 How To Invest With American Century Investments  American Century Investments


be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE


To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES


We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make a subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limita-

Prospectus               How To Invest With American Century Investments      19


tions described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts ("IRAs");

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR  INVESTMENTS


Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

20 How To Invest With American Century Investments  American Century Investments



REPORTS TO SHAREHOLDERS


At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem,
transfer  or  exchange   shares,   we  will  send  you  a  confirmation  of  the
transactions. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.


EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS


Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

Prospectus               How To Invest With American Century Investments      21


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE


WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan record-keeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of the fund is published in leading newspapers daily. The net asset value of, as well as yield information on the fund and all the other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

22 Additional Information You Should Know          American Century Investments



DISTRIBUTIONS


Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 22. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES


The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the

Prospectus                        Addtitional Information You Should Know     23


investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT


INVESTMENT MANAGEMENT


The fund is a diversified, open-end series of the American Century Manager Funds (the "Trust"), organized as a Massachusetts business trust on July 12, 1994, formerly known as Benham Manager Funds. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment advisory agreement entered into with the Trust, the manager serves as the investment advisor to the fund. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The manager has been providing investment advisory services to investment companies and other clients since 1971.


In  June  1995,  American  Century  Companies,   Inc.  ("ACC")  acquired  Benham
Management International, Inc., the then-parent company of the manager. In the acquisition, the manager became a wholly owned subsidiary of ACC.

The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as it deems appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of a fund or of sectors of a fund as necessary between team meetings.

The portfolio manager members of the teams managing the fund described in this Prospectus and their work experience for the last five years are as follows:

JEFFREY TYLER, Senior Vice President, has been primarily responsible for the day-to-day management of the fund since December 1994. Mr. Tyler heads the manager's fixed income portfolio department and joined the manager in 1987. Mr. Tyler has a bachelor's

24 Addtitional Information You Should Know          American Century Investments


degree in Business Economics from the University of California at Santa Barbara and a Master of Management degree in Finance and Economics from Northwestern University.

DONG ZHANG, Portfolio Manager, has been responsible for the equity investments of the fund since June 1996. Mr. Zhang joined the manager in 1993 and received his Ph.D. in Physics from Stanford University.

BRIAN HOWELL, Portfolio Manager, has been a member of the portfolio management team that manages the fund since June 1996. Mr. Howell joined the manager in 1987 as a research analyst and was promoted to his current position in January 1994.

The activities of the manager are subject only to direction of the fund's Board of Trustees. For the services provided to the fund, the manager receives an annual fee which cannot exceed 0.65% of average daily net assets. The manager's fee drops to a marginal rate of 0.27% of average daily net assets as the fund's assets increase.

CODE OF ETHICS

The Trust and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (the "transfer agent") acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the fund. For administrative services, the fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds advised by the manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets advised by the manager increase. For transfer agent services, the fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.


The fund charges no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell fund shares directly from the transfer agent may purchase or sell fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the fund at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the manager.


From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

The manager and transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES


The fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the manager. The manager pays all expenses for promoting and distributing the fund shares offered by this Prospectus. The fund does not pay any commissions or other fees to the Distributor or to any other broker-

Prospectus                        Addtitional Information You Should Know     25


dealers or financial intermediaries in connection with the distribution of fund shares.


EXPENSES


The fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent Trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the fund's shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent Trustee compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY



The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.


The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls:
816-531-5575).

The fund is an individual series of the Trust which issues shares with no par value. Each series is commonly referred to as a fund. Currently, the fund is the only existing series of the Trust. In the event that additional series of the Trust are created, the assets belonging to each series of shares will be held separately by the custodian and in effect each series will be a separate fund.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

26 Addtitional Information You Should Know          American Century Investments


                                      NOTES


                                                                     Notes    27


                                      NOTES


28   Notes                                          American Century Investments


                                      NOTES

                                                                     Notes    29




P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9703           [recycled logo]
SH-BKT-7931       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                  Century(sm)


                                  APRIL 1, 1997



                                    AMERICAN
                                     CENTURY
                                      GROUP


                                 Capital Manager



                                 [Front Cover]



                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 1997




                         AMERICAN CENTURY MANAGER FUNDS

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated April 1, 1997. The Fund's annual report for the fiscal year ended November 30, 1996, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll free at 1-800-345-2021 (international calls:
816-531-5575) or write P.O. Box 419200, Kansas City, Missouri 64141-6200.



TABLE OF CONTENTS


Investment Policies and Techniques........................................2
Investment Restrictions................................................. 12
Portfolio Transactions...................................................14
Valuation of Portfolio Securities........................................14
Performance..............................................................14
Taxes....................................................................16
About American Century Manager Funds ....................................18
Trustees and Officers....................................................18
Investment Advisory Services.............................................20
Transfer and Administrative Services.....................................21
Distribution of Fund Shares..............................................21
Direct Fund Expenses.....................................................21
Expense Limitation Agreement.............................................21
Additional Purchase and Redemption Information...........................21
Other Information........................................................22


Statement of Additional Information                                            1


INVESTMENT POLICIES AND TECHNIQUES


The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

U.S. GOVERNMENT SECURITIES

U.S. government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

In a repurchase agreement (or "repo"), the Fund buys a security at one price and simultaneously agrees to resell it to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

     (1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

     (2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Fund's Board of Trustees;

     (3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

     (4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the Board of Trustees may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or subcustodian;

     (5) Investing no more than 15% of the Fund's net assets in repurchase agreements that mature in more than seven days (together with any other illiquid security the Fund holds); and

     (6) Taking delivery of all securities subject to repurchase agreement and holding them in an account at the Fund's custodian bank.

The Fund has received permission from the Securities and Exchange Commission ("SEC") to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the Fund's investment advisor, Benham Management Corporation (the "Manager"). Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The Fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settle-

2                                                   American Century Investments


ment date if it is deemed advisable as a matter of investment strategy.


In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable gains or losses.


These types of transactions are executed simultaneously in what are known as "dollar-roll" or "cash-and-carry" transactions. For example, a broker-dealer may seek to purchase a particular security that the Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

As an operating policy, the Fund will not commit more than 35% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's total assets to be committed under when-issued or forward commitment agreements, the Manager need not sell such commitment, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward commitment transactions with settlement dates exceeding 120 days.

MORTGAGE-BACKED SECURITIES

GENERAL. A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities, such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest over the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments over the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages, or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The Fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the Fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, the Fund might miss an opportunity to earn interest at higher prevailing rates.

GINNIE MAE CERTIFICATES. The Government National Mortgage Association ("GNMA" or "Ginnie Mae") is a wholly owned corporate instrumentality of the United States within the Department of Housing

Statement of Additional Information                                           3


and Urban Development. The National Housing Act of 1934 ("Housing Act"), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans ("GPM"s); (iii) fixed-rate growing equity mortgage loans ("GEM"s); (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes ("MH"s); (v) mortgage loans on multifamily residential properties under construction ("CLC"s); (vi) mortgage loans on completed multifamily projects ("PLC"s); (vii) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (viii) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES. The Federal National Mortgage Association ("FNMA" or "Fannie Mae") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, which replenishes the supply of capital for additional mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated-payment mortgage loans; (iv) adjustable-rate mortgage loans; and (v) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES. The Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 ("FHLMC Act"), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interest in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of 10 to 30 years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate

4                                                   American Century Investments


group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations constituting another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on any underlying mortgage loan, but no later than 30 days following: (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMO"S). A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (i) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (ii) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (iii) unsecuritized conventional mortgages, or (iv) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called "tranches." Each CMO is a set of two or more tranches with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven, and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a "sequential pay" or "plain vanilla" CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranches of a CMO often take the form of a Z-bond, also known as an "accrual bond" or "accretion bond." Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance, plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class ("PAC") and targeted amortization class ("TAC"), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche known as a companion bond, support, or non-PAC bond that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches ("floaters") pay a variable rate of interest that is usually tied to the London Interbank Offered Rate ("LIBOR"). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive

Statement of Additional Information                                           5


investments. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure with highly variable cash flows.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock. Listed below are brief descriptions of the various types of convertible securities the Fund may buy.

Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

The Fund's investments in securities of foreign issuers may subject the Fund to additional investment risks.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding or other taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exchanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at future date and price.

6                                                   American Century Investments


By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, the Manager can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, it should be noted that using forward contracts to protect the Fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

DEPOSITARY RECEIPTS

American Depositary Receipts and European Depositary Receipts ("ADR"s and "EDR"s) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities initially.

SECURITIES LENDING

The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

To minimize the risk of default on securities loans, the Manager adheres to the following guidelines prescribed by the Board of Trustees:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The Fund must have the option to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within

Statement of Additional Information                                           7


     the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 331/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the Board of Trustees that the Manager follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the Manager will analyze and monitor the creditworthiness of all borrowers with whom portfolio lending arrangements are proposed or made.

If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the Board of Trustees.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

The Manager may engage in foreign currency exchange transactions on behalf of the Fund to manage currency risk. Foreign currencies may be purchased and sold regularly, either in the spot (i.e., cash) market or in the forward market (through forward foreign currency exchange contracts, or "forward contracts"). Foreign exchange dealers do not charge fees for currency conversions. Instead, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

When the Fund agrees to buy or sell a security denominated in a foreign currency, it may enter into a forward contract to "lock in" the U.S. dollar price of the security. By entering into a forward contract to buy or sell the amount of foreign currency involved in the underlying securities transaction for a fixed amount of U.S. dollars, the Manager can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency between the security's purchase or sale date and its payment date. This type of transaction is sometimes referred to as a "position hedge."

In addition to position hedges, the Manager may engage in "cross-hedging" transactions on behalf of the Fund. Cross hedging involves entering into a forward contract to sell one foreign currency and buy another. The Manager may employ a cross-hedging strategy on behalf of the Fund if it believes that one foreign currency (in which a portion of the Fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency.

Successful use of forward contracts depends on the Manager's skill in analyzing and predicting currency values. Forward contracts could result in losses to the Fund if currencies do not perform as anticipated. The advisor uses forward contracts for currency hedging purposes only. The adviser does not use forward contracts for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless it is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

The currency management techniques discussed above are limited by various constraints, including the intention to protect the U.S. tax status of the Fund as a regulated investment company.

SHORT SALES AND PUT OPTIONS ON INDIVIDUAL SECURITIES

The Fund may buy puts and enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Manager anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may purchase a put option on the stock or sell the stock short. If the stock price subsequently declines, the proceeds of the short sale or an increase in the value of the put option could be expected to offset all or a portion of the

8                                                   American Century Investments


effect of the stock's decline on the value of the convertible security.

When a Fund enters into a short sale, it will be required to set aside cash or appropriate liquid assets in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

FUTURES AND OPTIONS TRANSACTIONS

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

To initiate and maintain open positions in futures contracts, the Fund is required to make a good faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the Fund's investment restrictions.

Those who trade futures contracts may be broadly classifed as either "hedgers" or "speculators." Hedgers, such as the Fund, use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The Fund will not utilize futures contracts for speculative purposes.

Although techniques other than trading futures contracts can be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

Statement of Additional Information                                           9


The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. If the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the Fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices were to rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices were to remain the same over time, the writer would likely also profit by being able to close out the option at a lower price. If security prices were to fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with other options or in combination with futures or forward contracts in order to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER (OTC) OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

OPTIONS ON FUTURES. By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price.

10                                                  American Century Investments


Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics than the securities in which they typically invest (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the Fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the Fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES. The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and options values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the Fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the Fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the Fund's access to assets held to cover its future positions could also be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the United States and may not involve clearing mechanisms or guarantees similar to those available in the United States. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, and margin requirements, and lesser trading volume.

Statement of Additional Information                                           11


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The Fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and options premiums.


The Fund may enter into futures transactions (including related options) for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options. Financial futures or options purchased or sold by the Fund will be standardized and traded through the facilities of a U.S. or foreign securities association or listed on a U.S. or foreign securities or commodities exchange, board of trade, or similar entity, or quoted on an automatic quotation system, except that the Fund may effect transactions in over-the-counter options with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. In addition, the Fund has undertaken to limit aggregate premiums paid on all options purchased by the Fund to no more than 20% of the Fund's total net asset value.


The Fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that gains from the sale of securities and certain other assets held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in these instruments.


INVESTMENT RESTRICTIONS

The Fund's investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940.

THE FUND MAY NOT:

(1) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, at the time of such investment, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes provided that the Fund maintains asset coverage of at least 300% for all such borrowings. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund may borrow money for temporary or emergency purposes from other funds or portfolios for which the Manager is the investment advisor, or from a joint account of such funds or portfolios, as permitted by federal regulatory agencies, and provided it has received any necessary exemptive order from the Securities and Exchange Commission.

(3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(4) Purchase or sell real estate or real estate limited partnerships, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or readily marketable securities of issuers engaged in the real estate business); physical commodities; contracts relating to physical commodities; or interests in oil, gas and/or mineral exploration development programs or leases. This restriction shall not be deemed to prohibit the Fund from purchasing or selling currencies; entering into futures contracts on securities, currencies, or on indexes of

12                                                  American Century Investments


     such securities or currencies, or any other financial instruments; and purchasing and selling options on such futures contracts.

(5) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Fund's investment objective and policies.

(6) Issue senior securities, except as permitted under the Investment Company Act of 1940.

(7)  Purchase  any  security  if, as a result,  25% or more of the Fund's  total assets would be invested in the securities of issuers having their principal business activities in the same industry. However, this limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

The Fund is also subject to the following restrictions that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval.

THE FUND MAY NOT:

(a) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

(b) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(c) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin.

(d) Invest in securities that are not readily marketable, or that are illiquid because they are subject to legal or contractual restrictions on resale (collectively, "illiquid securities") if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities.

(e) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Fund, more than 5% of the value of the Fund's assets would be invested in shares of such investment company, or more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization or as otherwise permitted by applicable law.

(f) Invest in securities of an issuer that, together with any predecessor or unconditional guarantor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities, except obligations issued or guaranteed by the U.S. government or its agencies.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the Fund's investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond ("IDB"), if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Statement of Additional Information                                          13


PORTFOLIO TRANSACTIONS


The Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

The Fund's annual portfolio turnover rate for the fixed-income portion of its portfolio is not expected to exceed 250%; the equity portion of its portfolio is not expected to exceed 150%. These turnover rates may vary from year to year. Because a higher turnover rate increases transaction costs and may increase taxable gains, the advisor carefully weighs the potential benefits of short-term investing against these considerations.


VALUATION OF PORTFOLIO SECURITIES


The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occuring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the Board of Trustees.


If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices.


PERFORMANCE


The Fund`s yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Fund's share price will vary. Past performance should not be considered as indicative of future results.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

                      6
YIELD = 2 [(a - b + 1)  - 1]
           ------
             cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated

14                                                  American Century Investments


period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The Fund's average annual total returns for the one-year and life-of-fund periods ended November 30, 1996, are indicated in the following table.


                       Average Annual Total Return
--------------------------------------------------------------------------------
One Year                         15.58%
Life-of-Fund*                    17.65%
--------------------------------------------------------------------------------
* Since Fund inception on December 1, 1994.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

Indexes may assume reinvestment of dividends, but, generally, they do not reflect administrative and management costs such as those incurred by a mutual fund.

Occasionally  statistics  may be used to  illustrate  Fund  volatility  or risk.
Measures of volatility or risk generally are used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than that of the market, and a beta of less than 1.00 indicates volatility less than that of the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Fund's shares are sold without a sales charge (load). No-load funds offer an advantage to investors

Statement of Additional Information                                          15


when  compared  to  load  funds  with  comparable   investment   objectives  and
strategies.


TAXES


The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and net realized capital gains distributed to shareholders.

The Fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the Fund must timely distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income for the 12-month period ending, as a general rule, on October 31st of the calendar year. Any dividend declared by the Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31st of such year provided that such dividend is actually paid by the Fund during January of the following year.

The Fund's  transactions in foreign currencies,  forward contracts,  options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes. The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options, and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain forward currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income and correspondingly decrease or increase distributions of capital gains.

The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFIC"s). In general, a foreign corporation is classified as a PFIC is at least one-half of its assets constitute passive investment-type assets or 75% or more of its gross income is passive investment-type income. Certain distributions from a PFIC and gains from the sale of PFIC shares are treated as excess distributions. These excess distributions and gains may subject the Fund to non-deductible federal income tax.

The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to its holdings in PFICs. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss, and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on excess distributions from PFIC shares, the amount that must be distributed to shareholders, which will be taxed to share-

16                                                  American Century Investments


holders as ordinary income or long-term capital gain, may be increased or decreased substantially compared to a fund that did not invest in PFIC shares.

Earnings derived by the Fund from sources outside the United States may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the Fund generally intends to undertake any procedural steps required to claim the benefits of such a treaty. Generally, such taxes will reduce the Fund's income distributable to shareholders. This Fund will not qualify to pass through any such foreign taxes to the Fund's shareholders.

Some of the debt securities that may be acquired by the Fund may be treated as debt securities that are originally issued at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Therefore, distribution of this income may be required even though the Fund would not have received the cash with which to make the distribution.

Some of the debt securities may be purchased in the secondary market by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security previously included in the Fund's investment company taxable income. At the election of the Fund, market discount accrues for tax purposes on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity that takes into account the semiannual compounding of interest.

Generally, the Fund will be required to distribute to shareholders dividends representing the accretion of discounts on debt securities that are currently includable in income, even if cash representing such income has not been received by the Fund. Cash to pay such dividends may be obtained from proceeds of sales of securities held by the Fund.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% income tax and 98% excise tax distribution requirements.

Ordinarily, the Fund will declare and pay dividends of net investment income quarterly and make distributions of net realized capital gains, if any, at least annually.

Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be a capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes.

A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. The deduction of a loss realized on a redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposal date. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. The Fund's distributions may also be subject to state, local, or foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. To determine whether the Fund is a suitable investment based on his or her tax situation prospective investor may wish to consult a tax advisor.

Statement of Additional Information                                          17



ABOUT AMERICAN CENTURY MANAGER FUNDS



American Century Manager Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on July 12, 1994. The Trust was formerly known as "Benham Manager Funds." American Century Capital Manager Fund (formerly known as "Benham Capital Manager Fund" until January 1997) is currently the sole series of the Trust. The Board of Trustees may create additional series from time to time.


The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

If additional series were created by the Board of Trustees, each series would vote separately on matters affecting that series exclusively. Voting rights are not cumulative so that investors holding more than 50% of the Trust's outstanding shares may elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group. Shareholders have equal rights to dividends and distributions declared by the Fund and to the net assets of the Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Fund's assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodians take no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors and provides services including the audit of annual financial statements.



TRUSTEES AND OFFICERS


The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management
Corporation; the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc. (ACIS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below also serves as a Trustee or Director of other funds advised by the Manager. Unless otherwise noted, dates in parentheses indicate the date the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address, with the exception of Mr. Stowers III and

18                                                 American Century Investments


Ms. Roepke, is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

*JAMES M. BENHAM, Chairman of the Board of Trustees (1994); President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971); and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent Trustee (1995). Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

MYRON S. SCHOLES,  independent  Trustee  (1994).  Mr.  Scholes is a principal of
Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent Trustee (1994). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Management (June 1994).

ISAAC STEIN, independent Trustee (1994). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

*JAMES STOWERS III, Trustee (1995). Mr. Stowers III is President, Chief Executive Officer and Director of ACC, ACS and ACIS.

Jeanne D. Wohlers, independent Trustee (1994). Ms. Wohlers is a private investor, and an independent Director and Partner of Windy Hill Productions, LP.. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*JAMES M. BENHAM, President and Chief Executive Officer (1996).

*WILLIAM M. LYONS, Executive Vice President (1996); Executive Vice President, Chief Operating Officer, General Counsel and Secretary of the Manager, ACS, and ACIS.

*DOUGLAS A. PAUL,  Secretary (1994),  Vice President (1994), and General Counsel
(1994), Secretary, and Vice President of the funds advised by the Manager.

*ROBERT J. LEACH, Controller (1996).

*MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995), Vice President and Assistant Treasurer of ACS.


As of February 28, 1997, the Trust's officers and Trustees, as a group, owned less than 1% of the Fund's total shares outstanding.

The table on page 20 summarizes the compensation that the Trustees of the Fund received for the Fund's fiscal year ended November 30, 1996, as well as the compensation received for serving as Director or Trustee of all other funds advised by the Manager.


Statement of Additional Information                                           19



INVESTMENT ADVISORY SERVICES


The  Fund  has  an  investment   advisory   agreement  with  Benham   Management
Corporation, dated June 1, 1995, that was approved by shareholders on May 31, 1995.

The Manager is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. The Manager has served as investment advisor to the Fund since the Fund's inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century funds. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its common stock. The Manager has been a registered investment advisor since 1971.

The Fund's agreement with the Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two year period, it is approved at least annually by vote of either a majority of the Fund's outstanding voting securities or by vote of a majority of the Fund's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement is terminable on 60 days' written notice, either by the Fund or by the Manager, to the other party, and terminates automatically in the event of its assignment.

Pursuant to the investment advisory agreement, the Manager provides the fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The Manager determines what securities will be purchased and sold by the Fund and assists the Trust's officers in carrying out decisions made by the Board of Trustees.

For these services, the Fund pays the Manager a monthly investment advisory fee based on its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to the following investment advisory fee rate schedule:

0.65% of the first $100 million;
0.60% of the next $100 million;
0.55% of the next $100 million;
0.50% of the next $100 million;
0.45% of the next $100 million;
0.37% of the next $1 billion;
0.34% of the next $1 billion;
0.31% of the next $1 billion;
0.30% of the next $1 billion;
0.29% of the next $1 billion;
0.28% of the next $1 billion; and
0.27% of the average daily net assets over $6.5 billion


Investment advisory fee paid by the Fund for the fiscal years ended November 30, 1995 and 1996, are $22,524 and $332,953, respectively. Fee amounts are net of reimbursements.

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1996


                    Aggregate   Pension or Retirement       Estimated          Total Compensation
   Name of        Compensation Benefits Accrued As Part   Annual Benefits      From Fund and Fund
   Trustee*       From The Fund   of Fund Expenses        Upon Retirement  Complex** Paid to Trustees
-----------------------------------------------------------------------------------------------------

  Albert A. Eisenstat $3,112        Not Applicable        Not Applicable          $70,500
  Ronald J. Gilson     3,091        Not Applicable        Not Applicable           67,500
  Myron S. Scholes     3,067        Not Applicable        Not Applicable           64,000
  Kenneth E. Scott     3,154        Not Applicable        Not Applicable           80,273
  Ezra Solomon         3,093        Not Applicable        Not Applicable           65,000
  Isaac Stein          3,100        Not Applicable        Not Applicable           69,500
  Jeanne D. Wohlers    3,132        Not Applicable        Not Applicable           75,250
-----------------------------------------------------------------------------------------------------
*    Interested Trustees receive no compensation for their services as such.
**   American Century family of funds includes nearly 70 no-load mutual funds.


20                                                  American Century Investments



TRANSFER AND ADMINISTRATIVE SERVICES


American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (ACS) acts as transfer, administrative services and dividend paying agent for the Fund. ACS provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, the Fund pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds advised by the Manager to the following administrative fee rate schedule:

Group Assets              Administrative Fee Rate
--------------------------------------------------------------------------------
up to $4.5 billion                  .11%
up to $6 billion                    .10
up to $9 billion                    .09
over $9 billion                     .08
--------------------------------------------------------------------------------

For transfer agent services, the Fund pays ACS a monthly fee of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during that month.


The Fund paid $29,031 and $78,439 in administrative service fees and $59,873 and $87,034 in transfer agent fees net of reimbursements for the fiscal years ended November 30, 1995 and 1996, respectively.



DISTRIBUTION OF FUND SHARES


The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


DIRECT FUND EXPENSES


The Fund pays certain operating expenses that are not assumed by the manager or ACS. These include fees and expenses of the independent Trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, notices, proxy statements, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions; trade association dues; costs of fidelity and liability insurance policies covering the fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.


EXPENSE LIMITATION AGREEMENT


The Manager may recover amounts absorbed on behalf of the Fund during the preceeding 11 months if, and to the extent that, for any given month, the Fund's expense limit in effect at that time. The Manager has agreed to limit the Fund's expenses to 1.00% of the Fund's average daily net assets until May 31, 1997. The expense limit is subject to annual renewal.


Net amounts absorbed or recouped for the fiscal years ended November 30, 1995 and 1996, are indicated below.

Fiscal Year            Net Reimbursements (Recoupments)
--------------------------------------------------------------------------------
1995                                $183,426
--------------------------------------------------------------------------------
1996                                $140,418
--------------------------------------------------------------------------------



ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


The Fund's shares are continuously offered at NAV. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a portfolio's tax status; or whenever, in the Manager's opinion, such rejection is in the Trust's or a series' best interest. ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

Statement of Additional Information                                           21



As of February 28, 1997, to the knowledge of the Trust, no shareholder was the record holder or beneficial owner of 5% or more of the Fund's total shares outstanding.



OTHER INFORMATION


For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


22                                                  American Century Investments


                                      NOTES

Statement of Additional Information                                  Notes    23


                                      NOTES

24   Notes                                          American Century Investments


                                      NOTES

Statement of Additional Information                                  Notes    25



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9703           [recycled logo]
SH-BKT-7986       Recycled

AMERICAN CENTURY MANAGER FUNDS


1933 Act Post-Effective Amendment No. 5
1940 Act Amendment No. 7
--------------------------------------------------------------------------------

PART C:  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(A) FINANCIAL STATEMENTS. Audited financial statements for American Century Capital Manager Fund for the fiscal year ended November 30, 1996, are filed herein as included in the Statement of Additional Information by reference to the Annual Report dated November 30, 1996 filed on January 29, 1997 (Accession # 927793-97-000004).

(B)      EXHIBITS.

        (1) a)Agreement and Declaration of Trust, dated July 12, 1994, as amended May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 3 filed on January 29, 1996 (Accession # 927793-96-000004).

            b)Amendment to the Declaration of Trust dated October 21, 1996 is included herein.

        (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 3 filed on January 29, 1996 (Accession # 927793-96-000004).

        (3) Not applicable.

        (4) Specimen copy of American Century Capital Manager Fund's share certificate is incorporated herein by reference to Exhibit 4 to the Registration Statement filed on July 29, 1994.

        (5) Investment Advisory Agreement between American Century Manager Funds and Benham Management Corporation, dated June 1, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 3 filed on January 29, 1996 (Accession # 927793-96-000004).

        (6) Distribution Agreement between American Century Manager Funds and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (7) Not applicable.

        (8) Custodian Agreement between American Century Manager Funds and The Chase Manhattan Bank dated August 9, 1996 is incorporated herein by reference to Exhibit 8 to Post Effective Amendment No. 31 of American Century Government Income Trust filed on February 7, 1997 (Accession # 773674-97-000002).

        (9) Administrative Services and Transfer Agency Agreement between American Century Manager Funds and American Century Services Corporation dated as of September 3, 1996 is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (10)Opinion and consent of counsel as to the legality of the securities being registered, dated January 28, 1997, is incorporated herein by reference to Rule 24f-2 Notice filed on January 28, 1997 (Accession # 927793-97-000002).

        (11)Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

        (12)Not applicable.

        (13)Written assurances that purchase representing initial capital were made for investment purposes only without any present intention of redeeming or reselling, dated October 12, 1994, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed October 13, 1994.

        (14)(a) American Century Individual Retirement Account Plan, including all instructions and other relevant documents dated February 1992, is incorporated herein by reference to Exhibit 14(a) to the Registration Statement for American Century Investment Trust (File No. 33-65170) filed on June 28, 1993.

            (b) American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents dated February 1992, is incorporated herein by reference to Exhibit 14(b) to the Registration Statement for American Century Investment Trust (File No. 33-65170) filed on June 28, 1993.

        (15)Not applicable.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

        (17)Power of Attorney dated March 4, 1996, is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities

As of February 28, 1997, there were 4,105 shareholders of record of Registrant's shares.


Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2(b) of Post-Effective Amendment No. 3 filed on January 29, 1996 (Accession # 927793-96-000004).


Item 28. Business and Other Connections of Investment Advisor.

The Registrant's investment advisor, Benham Management Corporation, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies.


Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, TCI Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).


Item 30. Location of Accounts and Records.

Benham Management Corporation, the Registrant's investment advisor, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5/Amendment No. 7 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 26th day of March, 1997. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                             AMERICAN CENTURY MANAGER FUNDS


                             By: /s/ Douglas A. Paul
                                 Douglas A. Paul
                                 Vice President, Secretary, and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5/Amendment No. 7 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*                                    Chairman of the Board of Trustees,   March 26, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                              March 26, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                              March 26, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                              March 26, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                              March 26, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                              March 26, 1997
---------------------------------
Isaac Stein

*                                    Trustee                              March 26, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                              March 26, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer   March 26, 1997
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated March 4, 1996).